Expense Example {- Freedom 2035 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2035 Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom 2035 Portfolio-Initial VIP
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	810
VIP Freedom 2035 Portfolio-Service VIP
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
VIP Freedom 2035 Portfolio-Service 2 VIP
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108